Consolidated Statements of Changes in Partners' Capital - USD ($) $ in Thousands	Total	General Partner	Common Unitholders	Preferred Unitholders
Balance at Dec. 31, 2014	$ 872,561	$ 15,602	$ 735,547	$ 121,412
Distributions declared and paid (distributions of $0.94 in 2015, $0.46 in 2016 and $0.32 in 2017 per common unit, $0.87 in 2015, $0.86 in 2016 and $0.86 in 2017 per preferred unit) (Note 12)	(122,773)	(2,225)	(109,027)	(11,521)
Partnership's net income	55,410	879	43,197	11,334
Issuance of Partnership's units (Note 12)	132,588		132,588
Equity compensation expense (Note 13)	34		34
Conversion of Partnership's units (Note 12)		2,742	7,900	(10,642)
Balance at Dec. 31, 2015	937,820	16,998	810,239	110,583
Distributions declared and paid (distributions of $0.94 in 2015, $0.46 in 2016 and $0.32 in 2017 per common unit, $0.87 in 2015, $0.86 in 2016 and $0.86 in 2017 per preferred unit) (Note 12)	(68,193)	(1,131)	(55,884)	(11,178)
Partnership's net income	52,489	818	40,570	11,101
Issuance of Partnership's units (Note 12)	4,567		4,567
Equity compensation expense (Note 13)	1,074		1,074
Balance at Dec. 31, 2016	927,757	16,685	800,566	110,506
Distributions declared and paid (distributions of $0.94 in 2015, $0.46 in 2016 and $0.32 in 2017 per common unit, $0.87 in 2015, $0.86 in 2016 and $0.86 in 2017 per preferred unit) (Note 12)	(51,630)	(780)	(39,749)	(11,101)
Partnership's net income	38,483	522	26,860	11,101
Issuance of Partnership's units (Note 12)	17,639		17,639
Equity compensation expense (Note 13)	1,156		1,156
Balance at Dec. 31, 2017	$ 933,405	$ 16,427	$ 806,472	$ 110,506